Stock based compensation (Details) - Schedule of stock option	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Schedule of Stock Option [Abstract]
Number of options, Outstanding beginning | shares	41,862.299
Weighted average exercise, Outstanding beginning | $ / shares	$ 5.06
Weighted average remaining contractuallife (years), Outstanding beginning	9 years 7 months 13 days
Aggregate intrinsic value, Outstanding beginning | $	$ 1,988,967
Number of options, Granted | shares	13,185.4
Weighted average exercise, Granted | $ / shares	$ 429.47
Number of options, Forfeited | shares	(4,983.894)
Weighted average exercise, Forfeited | $ / shares	$ (10.88)
Number of options, Exercised | shares	(29,876.229)
Weighted average exercise, Exercised | $ / shares	$ (2.13)
Number of options, Outstanding ending | shares	20,187.576
Weighted average exercise, Outstanding ending | $ / shares	$ 285.17
Weighted average remaining contractuallife (years), Outstanding ending	11 years 7 months 9 days
Aggregate intrinsic value, Outstanding ending | $	$ 1,164,204
Aggregate intrinsic value, Vested and exercisable | $	6,626.813
Aggregate intrinsic value, Weighted average grant-date fair value of options granted during the period | $	$ 60